Norway Acquisition - Schedule of allocation of the total purchase price to the net assets acquired (Parentheticals) (Details) - Norway Acquisition [Member]	1 Months Ended
	May 31, 2018 Share $ / shares	May 31, 2018 Share $ / shares
Disclosure of detailed information about business combination [Line Items]
Number of common shares issued	4,750,000	4,750,000
Price per share of common shares issued in acquisition | (per share)	$ 1.14	$ 0.89
Number of warrants exercisable	1,250,000	1,250,000
Warrants exercisable, price per share | $ / shares	$ 1.24
Term for warrants exercisable	5 years